SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Impairment losses on equipment	0	$ 0	0	$ 0	0	0
Revenue
Cash excess of FDIC insurance limits	$ 3,750,272		$ 3,750,272		2,092,420	500,000
Valuation allowance increase decrease					548,000	$ 435,795
Exclusive Sales Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue					$ 40